John Hancock
Equity Income Fund
Quarterly portfolio holdings 5/31/2020

Fund’s investments
As of 5-31-20 (unaudited)
	Shares	Value
Common stocks 96.3%		$1,645,042,005
(Cost $1,578,678,627)
Communication services 5.7%		97,628,686
Diversified telecommunication services 1.4%
AT&T, Inc.	124,290	3,835,589
Telefonica SA	255,651	1,197,135
Verizon Communications, Inc.	321,760	18,462,589
Entertainment 0.7%
The Walt Disney Company	105,609	12,387,936
Media 3.6%
Comcast Corp., Class A	607,170	24,043,932
Fox Corp., Class B	700,837	20,170,089
News Corp., Class A	1,431,136	17,531,416
Consumer discretionary 2.2%		37,890,203
Hotels, restaurants and leisure 1.4%
Las Vegas Sands Corp.	321,241	15,400,294
McDonald's Corp.	25,600	4,769,792
MGM Resorts International	120,800	2,075,344
Royal Caribbean Cruises, Ltd. (A)	34,400	1,784,328
Leisure products 0.4%
Mattel, Inc. (A)(B)	809,162	7,452,382
Multiline retail 0.4%
Kohl's Corp. (A)	333,406	6,408,063
Consumer staples 8.8%		150,664,241
Food and staples retailing 0.9%
Walmart, Inc.	119,992	14,886,208
Food products 4.1%
Bunge, Ltd.	122,571	4,782,720
Conagra Brands, Inc.	836,027	29,085,379
Kellogg Company	51,281	3,349,162
Mondelez International, Inc., Class A	35,600	1,855,472
Tyson Foods, Inc., Class A	508,584	31,247,401
Household products 1.8%
Kimberly-Clark Corp.	224,342	31,730,932
Tobacco 2.0%
Philip Morris International, Inc.	459,746	33,726,967
Energy 8.6%		147,420,445
Energy equipment and services 0.5%
Halliburton Company (A)	694,500	8,160,375
Oil, gas and consumable fuels 8.1%
Chevron Corp.	57,897	5,309,155
Enbridge, Inc.	483,260	15,681,787
EOG Resources, Inc. (A)	83,700	4,266,189
Exxon Mobil Corp. (A)	482,458	21,937,365
Hess Corp.	58,532	2,778,514
Occidental Petroleum Corp. (A)	344,951	4,467,115
Pioneer Natural Resources Company	79,298	7,263,697
Targa Resources Corp.	569,278	10,184,383
TC Energy Corp. (A)	621,681	27,981,862
TOTAL SA, ADR	1,048,164	39,390,003
2	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials 20.1%		$343,366,358
Banks 7.5%
Bank of America Corp.	182,122	4,392,783
Fifth Third Bancorp	1,274,496	24,712,477
JPMorgan Chase & Co.	357,132	34,752,515
The PNC Financial Services Group, Inc.	129,948	14,819,270
U.S. Bancorp	113,534	4,037,269
Wells Fargo & Company	1,749,775	46,316,544
Capital markets 4.7%
Franklin Resources, Inc.	371,486	7,009,941
Morgan Stanley (A)	827,089	36,557,334
Northern Trust Corp.	34,715	2,742,832
Raymond James Financial, Inc.	143,700	9,955,536
State Street Corp.	386,030	23,532,389
Diversified financial services 0.7%
Equitable Holdings, Inc. (A)	602,762	11,518,782
Insurance 7.2%
American International Group, Inc.	967,928	29,095,916
Chubb, Ltd.	298,665	36,419,210
Loews Corp.	480,227	15,962,745
Marsh & McLennan Companies, Inc.	49,783	5,273,015
MetLife, Inc.	796,506	28,682,181
Willis Towers Watson PLC (A)	37,386	7,585,619
Health care 15.5%		264,871,699
Biotechnology 3.0%
AbbVie, Inc.	346,000	32,063,820
Gilead Sciences, Inc. (A)	249,882	19,448,316
Health care equipment and supplies 3.4%
Becton, Dickinson and Company (A)	90,676	22,390,625
Medtronic PLC	266,068	26,228,983
Zimmer Biomet Holdings, Inc.	74,800	9,450,232
Health care providers and services 3.5%
Anthem, Inc.	99,234	29,185,712
CVS Health Corp.	459,495	30,129,087
Pharmaceuticals 5.6%
Bristol-Myers Squibb Company	110,917	6,623,963
GlaxoSmithKline PLC	390,227	8,082,657
GlaxoSmithKline PLC, ADR	90,800	3,806,336
Johnson & Johnson	274,434	40,822,058
Merck & Company, Inc.	79,100	6,384,952
Pfizer, Inc.	792,222	30,254,958
Industrials 10.1%		171,426,871
Aerospace and defense 2.8%
L3Harris Technologies, Inc.	131,000	26,127,950
The Boeing Company	147,911	21,572,819
Air freight and logistics 1.8%
United Parcel Service, Inc., Class B	309,323	30,842,596
Airlines 0.3%
Alaska Air Group, Inc. (A)	141,926	4,852,450
Building products 0.4%
Johnson Controls International PLC	225,889	7,095,173
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

	Shares	Value
Industrials (continued)
Commercial services and supplies 0.8%
Stericycle, Inc. (B)	239,958	$13,156,897
Electrical equipment 0.8%
Emerson Electric Company	185,592	11,324,824
nVent Electric PLC	150,800	2,764,164
Industrial conglomerates 1.6%
General Electric Company (A)	4,136,794	27,178,737
Machinery 0.9%
Flowserve Corp.	42,585	1,111,469
PACCAR, Inc.	112,649	8,320,255
Snap-on, Inc. (A)	44,900	5,823,081
Professional services 0.7%
Nielsen Holdings PLC	810,400	11,256,456
Information technology 8.1%		138,484,618
Communications equipment 1.5%
Cisco Systems, Inc.	529,585	25,324,755
Electronic equipment, instruments and components 0.1%
Corning, Inc.	111,900	2,550,201
Semiconductors and semiconductor equipment 5.0%
Applied Materials, Inc.	308,317	17,321,249
NXP Semiconductors NV	43,800	4,209,180
QUALCOMM, Inc.	563,998	45,616,158
Texas Instruments, Inc.	149,210	17,717,195
Software 1.4%
Microsoft Corp.	129,636	23,755,797
Technology hardware, storage and peripherals 0.1%
Western Digital Corp.	44,852	1,990,083
Materials 4.9%		83,911,040
Chemicals 3.8%
Akzo Nobel NV	35,710	2,932,425
CF Industries Holdings, Inc. (A)	715,590	21,016,878
Dow, Inc.	52,413	2,023,142
DuPont de Nemours, Inc.	687,923	34,898,334
PPG Industries, Inc.	34,500	3,507,615
Containers and packaging 1.1%
International Paper Company	573,646	19,532,646
Real estate 3.8%		64,476,397
Equity real estate investment trusts 3.8%
Equity Residential	323,564	19,595,036
Rayonier, Inc.	545,545	12,956,694
SL Green Realty Corp.	219,199	9,232,662
Weyerhaeuser Company	1,123,923	22,692,005
Utilities 8.5%		144,901,447
Electric utilities 5.0%
Edison International	384,129	22,321,736
NextEra Energy, Inc.	60,628	15,494,092
The Southern Company	838,637	47,861,016
Multi-utilities 3.5%
Ameren Corp. (A)	43,900	3,280,647
4	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc.	639,700	$11,373,866
NiSource, Inc.	1,317,953	31,406,820

Sempra Energy (A)	104,214	13,163,270
Preferred securities 1.9%		$32,970,846
(Cost $33,110,711)
Energy 0.7%		12,278,116
Oil, gas and consumable fuels 0.7%
Sempra Energy, 6.000%	91,626	9,616,149
Sempra Energy, 6.750%	25,877	2,661,967
Health care 0.4%		7,582,100
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.000%	146,514	7,582,100
Utilities 0.8%		13,110,630
Electric utilities 0.8%
NextEra Energy, Inc., 5.279%	116,537	5,181,235
The Southern Company, 6.750%	165,437	7,929,395

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.2%				$3,294,604
(Cost $3,635,176)
Financials 0.2%				3,294,604
Insurance 0.2%
AXA SA (C)	7.250	05-15-21	3,613,000	3,294,604

	Yield (%)	Shares	Value
Short-term investments 4.7%			$80,924,827
(Cost $80,896,690)
Short-term funds 4.7%			80,924,827
John Hancock Collateral Trust (D)	0.3653(E)	3,408,165	34,121,526
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.1303(E)	1,500,000	1,500,000
T. Rowe Price Government Reserve Fund	0.2523(E)	45,303,301	45,303,301

Total investments (Cost $1,696,321,204) 103.1%	$1,762,232,282
Other assets and liabilities, net (3.1%)	(53,165,098)
Total net assets 100.0%	$1,709,067,184

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $33,265,837.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 5-31-20.
The fund had the following country composition as a percentage of net assets on 5-31-20:
United States	89.5%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

Canada	2.6%
France	2.5%
Switzerland	2.1%
Ireland	1.5%
United Kingdom	1.3%
Other countries	0.5%
TOTAL	100.0%
6	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$97,628,686	$96,431,551	$1,197,135	—
Consumer discretionary	37,890,203	37,890,203	—	—
Consumer staples	150,664,241	150,664,241	—	—
Energy	147,420,445	147,420,445	—	—
Financials	343,366,358	343,366,358	—	—
Health care	264,871,699	256,789,042	8,082,657	—
Industrials	171,426,871	171,426,871	—	—
Information technology	138,484,618	138,484,618	—	—
Materials	83,911,040	80,978,615	2,932,425	—
Real estate	64,476,397	64,476,397	—	—
Utilities	144,901,447	144,901,447	—	—
Preferred securities	32,970,846	32,970,846	—	—
Convertible bonds	3,294,604	—	3,294,604	—
Short-term investments	80,924,827	80,924,827	—	—
Total investments in securities	$1,762,232,282	$1,746,725,461	$15,506,821	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,408,165	$8,171,462	$189,578,862	$(163,658,828)	$3,470	$26,560	$67,977	—	$34,121,526
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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